INCOME TAXES - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carry forwards	¥ 722,225	¥ 712,079
Deductible temporary differences	116,857	79,736
Deferred revenue	24,412	15,283
Less: valuation allowance	(863,494)	(807,098)	¥ (639,234)	¥ (410,857)
Net deferred tax assets	¥ 0	¥ 0